REVERSE ACQUISITION (Tables)	12 Months Ended
Nov. 30, 2018
Reverse Acquisition [Abstract]
Schedule of estimate of the fair value of net assets acquired
Total
$
Cost of acquisition:
Shares retained by public company shareholders
- 560,410 shares at US$5.85 x 1.3047	4,277,319
Fair value of stock options	96,303
4,373,622

Allocated as follows:
Cash	4,769
Restricted cash	574,510
Prepaid expenses	37,132
Receivables	124,561
Liabilities	(497,907)
243,065
Allocated to listing expense	4,130,557
4,373,622